Equity (Details) - USD ($)			1 Months Ended
	Jun. 15, 2018	May 18, 2018	Dec. 27, 2018	Jun. 30, 2021	Jun. 30, 2020	Nov. 30, 2017
Equity (Details) [Line Items]
Ordinary shares issued				11,507,558	11,507,558
Preferred shares, par value (in Dollars per share)				$ 0.001	$ 0.001
Participating Shareholders [Member]
Equity (Details) [Line Items]
Ordinary shares issued						10,000,000
Related Parties [Member]
Equity (Details) [Line Items]
Percentage of after-tax profits				10.00%
Percentage of registered capital				50.00%
Net assets (in Dollars)				$ 11,013,168	$ 11,013,168
IPO [Member]
Equity (Details) [Line Items]
Sale of ordinary shares			1,507,558
Price per share (in Dollars per share)			$ 6
Total gross proceeds (in Dollars)			$ 9,050,000.00
Expenses and underwriting commissions (in Dollars)			$ 8,030,000.00
Board of Directors Chairman [Member]
Equity (Details) [Line Items]
Forward stock split		On May 18, 2018, the Company’s Board of Directors approved a 10-for-1 forward stock split.
Ordinary shares, authorized but unissued		1,000,000
Preferred shares, par value (in Dollars per share)		$ 0.001
Awards of restricted ordinary shares	1,500,000
Ordinary shares in aggregate	150,000